Pension Liabilities, Net (Schedule of expected benefit payments) (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Liability, Defined Benefit Plan [Abstract]
2025	$ 115
2026	117
2027	123
2028	127
2029	132
2030 and thereafter	1,199
Expected benefit payments, total	$ 1,813